SEGMENT INFORMATION (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Revenues per geographic area
Revenues per geographic area for the three months ended March 31 are summarized as follows:

Revenues	2015	%	2014	%
Domestic	$6,802	2%	$9,672	9%
International	287,846	98%	92,308	91%
Total	$294,648	100%	$101,980	100%

Revenues per geographic area, along with relative percentages of total revenues, for the year ended December 31, are summarized as follows:

Revenues	2014	%	2013	%
Domestic	$37,465	4%	$65,546	18%
International	826,392	96%	305,022	82%
Total	$863,857	100%	$370,568	100%

Customers with greater than 10% of total sales
A significant portion of our revenues are derived from a few major customers.  Customers with greater than 10% of total revenues for the three months ended March 31 are represented on the following table:

Customers	Product	2015	2014
Customer A	Altrazeal®	93%	1%
Customer B	Altrazeal®	2%	81%
Total		95%	82%

Customers with greater than 10% of total revenues, along with their relative percentage of total revenues, for the year ended December 31 are represented on the following table:

Customers	Product	2014	2013
Customer A	Altrazeal®	80%	8%
Customer B	Altrazeal®	11%	67%
Total		91%	75%